Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risk rated loans	$ 315,966	$ 311,468	$ 320,127
Consumer
Risk rated loans	19,931	19,367	18,657
Consumer | Performing
Risk rated loans	19,931	19,334
Consumer | Nonperforming
Risk rated loans		33
Construction Real Estate
Risk rated loans	890	1,056	1,169
Construction Real Estate | Performing
Risk rated loans	890	1,056
Construction Real Estate | Nonperforming
Risk rated loans
Residential Real Estate
Risk rated loans	92,580	98,578	96,437
Residential Real Estate | Performing
Risk rated loans	92,568	98,018
Residential Real Estate | Nonperforming
Risk rated loans	$ 12	$ 560